Average Annual Total Returns - Xtrackers MSCI China A Inclusion Equity ETF	Xtrackers MSCI China A Inclusion Equity ETF before tax Inception Date	Xtrackers MSCI China A Inclusion Equity ETF before tax 1 Year	Xtrackers MSCI China A Inclusion Equity ETF before tax 5 Years	Xtrackers MSCI China A Inclusion Equity ETF before tax Since Inception	Xtrackers MSCI China A Inclusion Equity ETF After tax on distributions 1 Year	Xtrackers MSCI China A Inclusion Equity ETF After tax on distributions 5 Years	Xtrackers MSCI China A Inclusion Equity ETF After tax on distributions Since Inception	Xtrackers MSCI China A Inclusion Equity ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers MSCI China A Inclusion Equity ETF After tax on distributions and sale of fund shares 5 Years	Xtrackers MSCI China A Inclusion Equity ETF After tax on distributions and sale of fund shares Since Inception	MSCI China A Inclusion Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI China A Inclusion Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI China A Inclusion Index (reflects no deductions for fees, expenses or taxes) Since Inception	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Oct. 20, 2015	42.22%	8.24%	8.76%	42.38%	6.54%	6.97%	25.61%	5.65%	6.08%	43.20%	7.29%	7.95%	10.65%	8.93%	7.75%